Loans, Financing and Debentures (Tables)	12 Months Ended
Jun. 30, 2026
Loans, Financing and Debentures [Abstract]
Schedule of Loans, Financing and Debentures
		Annual interest rates and charges - %
	Index	2026	2025	2026	2025
Agricultural cost	Fixed rate + CDI	9% to 16%	8% to 15%	423,785	197,647
Agricultural costs (USD)	Fixed rate	5% to 6%	3% to 7%	45,316	122,883
Agricultural cost (PYG)	Fixed rate	11%	11%	-	12,364
Investment and Expansion	Fixed rate	3% to 9%	3% to 10%	42,933	50,283
Machinery financing	Fixed rate	10%	9% to 12%	8,713	4,509
New sugarcane	Fixed rate	6%	6%	5,810	14,001
Debentures	Fixed rate + IPCA	5% to 12%	5% to 12%	503,995	489,564
(-) Transaction cost				(6,252)	(5,732)
				1,024,300	885,519

Current				475,018	355,841
Non-current				549,282	529,678

Schedule of Maturities of Current and Non-current Loans

Maturities of current and non-current loans, financing and debentures are as follows:

	2026	2025
1 year	475,018	355,841
2 years	317,681	214,531
3 years	134,145	198,023
4 years	44,411	36,177
5 years	44,757	36,177
Above 5 years	8,288	44,770
	1,024,300	885,519

Schedule of Changes in Loans and Financing

Changes in loans and financing during the years ended June 30, 2026 and 2025 are as follows:

	2025	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	Final balance
Agricultural cost	197,647	500,872	(284,558)	(27,221)	37,045	-	423,785
Agricultural costs (USD)	122,883	69,556	(138,366)	(7,898)	5,105	(5,964)	45,316
Agricultural costs (PYG)	12,364	-	(14,974)	(1,827)	595	3,842	-
Financing for Investment and Expansion	50,283	-	(7,374)	(3,267)	3,291	-	42,933
Financing of machinery	4,509	4,360	(704)	(261)	809	-	8,713
Financing of sugarcane	14,001	-	(6,201)	(2,471)	481	-	5,810
Debentures	489,564	-	-	(36,944)	51,375	-	503,995
Supplier finance transactions	-	44,382	(44,382)	(2,258)	2,258	-
(-) Transaction cost	(5,732)	(2,556)	-	-	2,036	-	(6,252)
At June 30, de 2026	885,519	616,614	(496,559)	(82,147)	102,995	(2,122)	1,024,300

	2024	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Business combination (Note 2.3)	Foreign exchange variation	Final balance
Agricultural cost	104,211	254,045	(159,720)	(16,449)	15,560	-	-	197,647
Agricultural costs (USD)	16,450	166,752	(77,116)	(5,032)	6,705	21,581	(6,457)	122,883
Agricultural costs (PYG)	16,458	3,709	(7,324)	(1,484)	1,556	-	(551)	12,364
Financing for Investment and Expansion	29,664	19,095	(1,045)	(922)	3,491	-	-	50,283
Working capital	-	-	(82)	(7)	-	89	-	-
Working capital (USD)	25,739	-	(25,286)	(1,496)	840	-	203	-
Financing of machinery	3,060	-	(7,656)	(759)	565	9,431	(132)	4,509
Financing of sugarcane	21,291	-	(6,200)	(2,056)	966	-	-	14,001
Debentures	472,765	-	-	(35,681)	52,480	-	-	489,564
(-) Transaction cost	(7,700)	-	-	-	1,968	-	-	(5,732)
At June 30, 2025	681,938	443,601	(284,429)	(63,886)	84,131	31,101	(6,937)	885,519